Concentration of Credit Risk and Major Customers and Vendors	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Risks and Uncertainties [Abstract]
Concentration of Credit Risk and Major Customers and Vendors
16. Concentration of Credit Risk and Major Customers and Vendors
Financial instruments that potentially subject the Company to significant concentrations of credit risk consist principally of cash and cash equivalents. The Company’s cash and cash equivalents are maintained with high-quality financial institutions, the compositions and maturities of which are regularly monitored by management.
For the nine months ended September 30, 2023 and 2022, there were no customers representing greater than 10% of the Company’s total revenue.
The Company had three vendors representing greater than 10% of total finished goods purchases for the nine months ended September 30, 2023 and year ended December 31, 2022, respectively.

18. Concentration of Credit Risk and Major Customers and Vendors
Financial instruments that potentially subject the Company to significant concentrations of credit risk consist principally of cash and cash equivalents. The Company’s cash and cash equivalents are maintained with high-quality financial institutions, the compositions and maturities of which are regularly monitored by management.
For the years ended December 31, 2022 and 2021, there were no customers representing greater than 10% of the Company’s total revenue.
The Company had three vendors and one vendor representing greater than 10% of total finished goods purchases for the years ended December 31, 2022 and 2021, respectively.